FINANCIAL INSTRUMENTS - Capital Structure (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [abstract]
Cash	$ 7,047	$ 18,651
Borrowings and lease liabilities	508,810	499,985
Total equity	$ 272,228	$ 261,428	$ 254,722	$ 242,943